                                   Aston Funds

                   ASTON/SGA INTERNATIONAL SMALL-MID CAP FUND

                                 CLASS N SHARES

                         SUPPLEMENT DATED MARCH 17, 2008
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN
            CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

ADDITION OF PORTFOLIO MANAGER

         The following information supplements the Subadvisers section regarding the portfolio managers of ASTON/SGA SMALL-MID CAP INTERNATIONAL FUND (the "Fund") found on page 32 and 33:

         The table below shows other accounts for which Mr. Wimer is jointly and primarily responsible for the day-to-day portfolio management as of February 29, 2008.

                                                                                       NUMBER OF          ASSETS
                                                                                       ACCOUNTS        MANAGED WITH
                                                                                     MANAGED WITH      ADVISORY FEE
                                                  NUMBER OF       TOTAL ASSETS       ADVISORY FEE        BASED ON
                                                   ACCOUNTS          MANAGED           BASED ON         PERFORMANCE
                                                   MANAGED        (IN MILLIONS)       PERFORMANCE      (IN MILLIONS)
                                                  ---------       -------------      ------------      -------------
ASTON/SGA INTERNATIONAL SMALL-MID CAP FUND

MARK E. WIMER
Registered Investment Companies...........            0                N/A                 0                N/A
Other Pooled Investment Vehicles..........            0                N/A                 0                N/A
Other Accounts............................           15               $104                 0                N/A


         Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by Mr. Wimer as of February 29, 2008.

                                                                                             DOLLAR RANGE OF
                                                                PORTFOLIO MANAGER        SECURITIES IN THE FUND
                                                                -----------------        ----------------------
Aston/SGA International Small-Mid Cap Fund...................     Mark E. Wimer                    $0

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com